Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (5,057)	$ 6,853
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	12,845	13,098
Amortization of deferred financing costs and debt issuance costs	774	733
Loss (gain) on sale of property, plant and equipment	14	(476)
Deferred income taxes	3,566	2,037
Other non-cash items, net	25	(267)
Changes in operating assets and liabilities:
Accounts receivable	9,557	(4,736)
Inventories	(1,808)	(3,036)
Other current assets	(7,128)	4,217
Accounts payable	757	12,087
Accrued expenses and other current liabilities	(9,375)	(15,251)
Other assets	6	320
Related party receivables, net	(5,002)	(496)
Other long-term liabilities	176	(3,195)
Net cash provided by (used in) operating activities	(650)	11,888
Cash flows from investing activities:
Capital expenditures	(7,284)	(10,728)
Proceeds from sale of property, plant and equipment	21	1,394
Net cash used in investing activities	(7,263)	(9,334)
Cash flows from financing activities:
Debt repayments	(1,452)	(825)
Net cash used in financing activities	(1,452)	(825)
Effect of exchange rate changes on cash	213	255
Net increase (decrease) in cash and cash equivalents	(9,152)	1,984
Cash and cash equivalents at beginning of period	78,917	67,697
Cash and cash equivalents at end of period	$ 69,765	$ 69,681